SUPPLEMENT DATED SEPTEMBER 8, 2011
TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
 DATED MAY 1, 2011
FOR
WRL FREEDOM ELITE BUILDER®
WRL FREEDOM ELITE BUIDER II®
WRL FREEDOM ELITE®
WRL FINANCIAL FREEDOM BUILDER®
WRL XCELERATORSM
WRL FREEDOM EQUITY PROTECTOR®
TO SAI DATED MAY 1, 2010
FOR
WRL FORLIFESM
TO SAI DATED MAY 1, 2004
FOR
WRL FREEDOM ELITE ADVISORSM
TO SAI DATED MAY 1, 1994
FOR
WRL FREEDOM SP+®
TO SAI DATED MAY 1, 1989
FOR
THE EQUITY PROTECTOR®
Each An Individual Flexible Premium Variable Life Insurance Policy
and
TO SAI DATED MAY 1, 2011
FOR
WRL FREEDOM WEALTH PROTECTORSM
A Joint Survivor Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account
By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Elite Builder® (and Associates Policy), WRL Freedom Elite Builder II® ,WRL Freedom Elite®, WRL Financial Freedom Builder®, WRL ForLifeSM, WRL XceleratorSM (and WRL Xcelerator Exec and WRL Xcelerator Focus), WRL Freedom Equity Protector®, WRL Freedom Elite Advisor, WRL Freedom SP+®, The Equity Protector® and/or WRL Freedom Wealth ProtectorSM statements of additional information.   Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The following information replaces the information that is contained in your product SAI:

Effective September 9, 2011, all Claims and Forms should be sent to:

4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE